Transactions with Affiliates and Affiliated Entities (Details) - Sunlight - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2018	Sep. 30, 2015	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Due to affiliate			$ 761,000		$ 761,000
Due from Affiliates			1,839,000		1,839,000
FTV Management V, LLC ("FTV")
Related Party Transaction [Line Items]
Management fees per quarter	$ 50,000
Hudson SL Portfolio Holdings LLC ("HSPH")
Related Party Transaction [Line Items]
Revenue from affiliates			0.0	$ 0.0	100,000	$ 100,000
Tiger Infrastructure Partners
Related Party Transaction [Line Items]
Management fees per quarter		$ 50,000
Reimbursement of expenses			$ 0.0	$ 0.0	$ 0.0	$ 0.0